Employee benefits (Details) ₨ in Thousands, $ in Thousands	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)
Disclosure Of Employee Benefits [Abstract]
Gratuity payable	₨ 77,826		₨ 136,538
Compensated absences	67,178		55,866
Non-current provisions for employee benefits	₨ 145,004	$ 1,913	₨ 192,404